Group Companies - Summary of Investment in Associates (Detail)	12 Months Ended
Dec. 31, 2018
111 East 48th Street Holdings LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	111 East 48th Street Holdings LLC (19.9%)
Registered addresses	251 Little Falls Drive, Wilmington, DE 19808, USA
Ownership Percentage in associates	19.90%
Alkoer, S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Alkoer, S. de R.L. de C.V. (50%)
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de México, CP 11520, Mexico
Ownership Percentage in associates	50.00%
Beijing Orient Express Hotel Co., Ltd. [member]
Disclosure of Composition of Group [Line Items]
Associates	Beijing Orient Express Hotel Co., Ltd. (16.24%)
Registered addresses	Room 311, Building 1, No 6 East Wen Hua Yuan Road, Beijing Economy and Technology Development Zone, Beijing, P.R.China
Ownership Percentage in associates	16.24%
Blue Blood (Tianjin) Equity Investment Management Co., Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Blue Blood (Tianjin) Equity Investment Management Co., Limited (30.05%)
Registered addresses	Room N306, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
Ownership Percentage in associates	30.05%
Carr Clark SWW Subventure, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	Carr Clark SWW Subventure, LLC (26.67%)
Registered addresses	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington, DC 20004, USA
Ownership Percentage in associates	26.67%
Carr Waterfront Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	Carr Waterfront Hotel, LLC (11.46%)
Registered addresses	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington, DC 20004, USA
Ownership Percentage in associates	11.46%
China Hotel Investment Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	China Hotel Investment Limited (30.05%)
Registered addresses	The Phoenix Centre, George Street, Belleville St. Michael, Barbados
Ownership Percentage in associates	30.05%
Desarrollo Alkoer Irapuato S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Irapuato S. de R.L. de C.V. (50%)
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de México, CP 11520, Mexico
Ownership Percentage in associates	50.00%
Desarrollo Alkoer Saltillo S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Saltillo S. de R.L. de C.V.(50%)
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de México, CP 11520, Mexico
Ownership Percentage in associates	50.00%
Desarrollo Alkoer Silao S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Silao S. de R.L. de C.V. (50%)
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de México, CP 11520, Mexico
Ownership Percentage in associates	50.00%
Gestion Hotelera Gestel, C.A. [member]
Disclosure of Composition of Group [Line Items]
Associates	Gestion Hotelera Gestel, C.A. (50%)
Registered addresses	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
Ownership Percentage in associates	50.00%
H.I. Soaltee Hotel Company Private Ltd [member]
Disclosure of Composition of Group [Line Items]
Associates	H.I. Soaltee Hotel Company Private Ltd (33.4%)
Registered addresses	Tahachal, Kathmandu, Nepal
Ownership Percentage in associates	33.40%
Hotel JV Services LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	Hotel JV Services LLC (17.8%)
Registered addresses	2711 Centerville Road, Suite 400, Wilmington, DE 19805, USA
Ownership Percentage in associates	17.80%
Inter-Continental Hotels Saudi Arabia Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Inter-Continental Hotels Saudi Arabia Limited (40%)
Registered addresses	Madinah Road, Jeddah, P.O Box 9456, Post Code 21413, Jeddah, Saudi Arabia
Ownership Percentage in associates	40.00%
NF III Seattle, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	NF III Seattle, LLC (25%)
Registered addresses	2000 Monarch Tower, 3424 Peachtree Road, N.E., Atlanta, GA 30326, USA
Ownership Percentage in associates	25.00%
Nuevas Fronteras S.A. [member]
Disclosure of Composition of Group [Line Items]
Associates	Nuevas Fronteras S.A. (23.66%)
Registered addresses	Moreno 809 2 Piso, Buenos Aires, Argentina
Ownership Percentage in associates	23.66%
Panacon [member]
Disclosure of Composition of Group [Line Items]
Associates	Panacon (33.33%)
Registered addresses	Pan-American Life Insurance Company, 601 Poydras Street, New Orleans, LA 70130, USA
Ownership Percentage in associates	33.33%
President Hotel & Tower Co Ltd. [member]
Disclosure of Composition of Group [Line Items]
Associates	President Hotel & Tower Co Ltd. (30%)
Registered addresses	971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
Ownership Percentage in associates	30.00%
Tianjin ICBCI IHG Equity Investment Fund Management Co., Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Tianjin ICBCI IHG Equity Investment Fund Management Co., Limited (21.04%)
Registered addresses	Room R316, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
Ownership Percentage in associates	21.04%